OTHER NON-CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OTHER NON-CURRENT ASSETS
Prepayment for purchase of office buildings	$ 16,148
Employee housing loan	4,903	651
Rental deposit	1,169	550
Restricted cash, non-current	313
Long-term deferred expense	101	152
Total	22,634	1,353
Additional disclosures
New loans lent to employees	$ 5,141
Annual interest rate for the loans offered before July 1, 2012 (as a percent)	7.05%
Annual interest rate for the loans offered after July 1, 2012	6.55%